Feb. 21, 2025
DailyDelta R2000 Upside Option Strategy ETF
DailyDeltaTM R2000 Upside Option Strategy ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek capital appreciation.
The Fund’s secondary investment objective is to limit single-day risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DailyDelta R2000 Upside Option Strategy ETF DailyDelta R2000 Upside Option Strategy ETF
Management Fee	1.35%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	1.35%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
DailyDelta R2000 Upside Option Strategy ETF | DailyDelta R2000 Upside Option Strategy ETF | USD ($)	137	428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value of the Russell 2000 Index (the “R2000 Index”), which is an index that is designed to track the performance of the smallest 2,000 stocks in the Russell 3000 Index. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash settled exchange traded index options that are designed to track the daily changes in the value of the R2000 Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead any payments are made in cash.

Purchasing Call Options.

To enhance the Fund's potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the R2000 Index. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is closest to the then-current value of the R2000 Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the R2000 Index) on days when the R2000 Index has positive performance. In contrast, on days when the R2000 Index is flat or declines, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market condition, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

●	U.S. Treasuries. The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Why invest in the Fund?

●	The Fund seeks to generate greater positive returns than experienced by the R2000 Index (on days the R2000 Index’s value increases).

●	The Fund seeks to limit daily risk of its options positions to no more than 10% of the Fund’s NAV.

An investment in the Fund is not an investment in the R2000 Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the R2000 Index on days when the R2000 Index has increased in value. The Fund’s options strategy will produce positive performance only to the extent that the cash received from the settlement of the options positions exceeds that day’s options premium.

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the R2000 Index decreases in value, does not change in value, or if the returns based on the appreciation of the R2000 Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the R2000 Index.

●	The Fund does not invest directly in companies that comprise the R2000 Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the R2000 Index.

See “Additional Information about the Funds” for additional information regarding the R2000 Index.

The Fund’s Use of R2000 Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the R2000 Index (or on passively managed ETFs that seek to track the R2000 Index’s performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash.

Under normal market conditions, each day, the Fund will invest in options to seek exposure to the R2000 Index in excess of the Fund’s net assets. If the value of the R2000 Index increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the R2000 Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the R2000 Index, the Fund will receive returns equal to a multiple of the appreciation of the value of the R2000 Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the R2000 Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the R2000 Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the R2000 Index price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Fund’s Return Profile vs the R2000 Index

For the reasons stated above, the Fund’s performance will differ from that of the R2000 Index. The performance differences will depend on, among other things, the value of the R2000 Index, changes in the price of the R2000 Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDeltaTM R2000 Upside Option Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the R2000 Index)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is closest to the then-current value of the R2000 Index at the time of purchase.

If at the expiration of the option, the value of the R2000 Index has appreciated in excess of the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If, at the expiration of the option the value of the R2000 Index has decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the R2000 Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, Kelly Strategic Management, LLC (the “Adviser”), Tidal Investments LLC (“Tidal” or the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the R2000 Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE R2000 INDEX.

Principal Investment Risks
Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at http://dailydeltaetfs.com.